Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/15
End of Period:	11/30/15
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	12/17/15
Distribution Date:	12/21/15
Transaction Month:	2

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,061,310,616

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,421,546
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	436,059
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	2,112,466
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	11,970,071

{7} End of period Aggregate Securitization Value					{7}	$1,049,340,545

{8} Pool Factor					{8}	96.776893%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,045,022,293

{11} Exchange Note Principal Payment Amount					{11}	11,970,071

{12} End of period Exchange Note Balance					{12}	$1,033,052,222

{13} Note Pool Factor					{13}	96.727736%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$89,988,814	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	11,970,071	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,088,014	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$73,930,729	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	60.598958%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$968,248,814

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		11,970,071
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,088,014
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$952,190,729

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		95.194322%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,061,310,616

{31} Ending Designated Pool Balance	{31}	1,049,340,545
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,049,340,545

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$11,970,071

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,045,022,293	$0	3.49%	30	30/360	$3,039,273

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,259,474
{37} Net Liquidation Proceeds collected during period	{37}	2,833,999
{38} Investment Earnings	{38}	2,324
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(2,324)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	18,093,473

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	884,426
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,039,273
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	11,970,071
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	2,199,703
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$18,093,473

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,061,310,616
{49} Ending Agg. Securitization Value	{49}	1,049,340,545
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	11,970,071

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	11,970,071

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$11,970,071

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$89,988,814	$0	0.45000%	31	Actual/360	$34,871
{56}	Class A-2A	$66,030,000	0	1.17%	30	30/360	64,379
{57}	Class A-2B	$284,000,000	0	0.78675%	31	Actual/360	192,404
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,089
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections	{63}	$17,209,047
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	2,324
{66} Investment Earnings - and amounts released from Reserve Account	{66}	411
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	17,211,782

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	34,871
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	64,379
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	192,404
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	452,089
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	11,970,071
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	4,088,014
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	0

{93} Total Distributions:								{93}	$17,211,782
PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{94}	Class A	$858,188,814	$1,049,340,545	$0		$16,320,864	$0
{95}	Class B	899,938,814	1,049,340,545	0		16,240,147	0
{96}	Class C	938,428,814	1,049,340,545	0		16,144,563	0
{97}	Class D	968,248,814	1,049,340,545	0		16,058,085	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds							{98}	$4,088,014

{99} Beginning Note Balance					{99}	968,248,814
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	11,970,071
{101} Pro-Forma Note Balance						{101}	956,278,743

{102} Ending Aggregate Securitization Value					{102}	1,049,340,545
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)					{103}	116,560,995
{104} Required Pro Forma Note Balance {102} - {103}						{104}	932,779,550

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	23,499,193

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$4,088,014

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value							{107}	$1,049,340,545
{108} End of Period Note Balance							{108}	1,033,052,222
{109} Overcollateralization							{109}	16,288,323
{110} Overcollateralization %								{110}	1.55%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value							{111}	1,049,340,545
{112} End of Period Note Balance							{112}	952,190,729
{113} Overcollateralization							{113}	97,149,816
{114} Overcollateralization %								{114}	9.26%

RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance								{115}	$5,421,442

{116} Beginning of Period Reserve Account balance								{116}	$5,421,442
{117} Investment Earnings							{117}	411
{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
{120} Total Reserve balance available:								{120}	5,421,853

{121} Specified Reserve Balance								{121}	5,421,442

{122} Release Excess Cash to Indenture Collection Available Funds								{122}	411

{123} End of period Reserve Account balance								{123}	$5,421,442

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.								{124}	Yes
{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	December 16, 2015

GM Financial

GMALT 2015-3

Supplemental Monthly Data

November 30, 2015

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,061,310,616	$732,037,221
Change	(11,970,071)	(1,769,907)

End of Period	$1,049,340,545	$730,267,314
Residual Value as % of Agg. Securitization Value		69.59%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage
Leases with scheduled payment delinquent
0 - 30 days	42,729	1,040,762,828	99.18%
31 - 60 days	287	6,912,887	0.66%
61 - 90 days	60	1,460,556	0.14%
over 90 days	8	204,274	0.02%

Total	43,084	1,049,340,545	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	55	1,660,543	145	4,304,338
Standard terminations	14	278,487	26	567,077

Total retained by lessee	69	1,939,030	171	4,871,415
Returned Vehicles
Early terminations	10	134,301	17	248,559
Standard terminations	0	0	0	0

Total returned to dealer	10	134,301	17	248,559
Charged off leases / Repossessed vehicles	17	436,059	46	1,107,682
Repurchases	2	39,136	6	193,395
Other	0	0	0	0

Total terminations	98	2,548,526	240	6,421,051

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	436,059	1,107,682
less: Sales proceeds	278,720	782,433
less: Excess wear and excess mileage received	0	0
less: Other amounts received	7,490	15,528

Net Credit (Gain) Loss	149,849	309,721

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	111,051	213,989
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	130,634	257,279
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	0	1,094

Residual (Gain) Loss	(19,583)	(44,384)

	Current Period	Prev. Month
Prepay Speed	0.1979%	0.3162%

Return Rate	0.0000%	0.0000%